Intangible Assets - Summary of Intangible Assets Material to Entity (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Cash payment		£ 2,280,000
Equity issued			£ 67,888,821
Deferred equity consideration			£ 6,494,018
Present value of provision for deferred cash consideration	£ 443,000
Total	32,632,229	33,005,229
MPH-9668 [member]
Disclosure of detailed information about intangible assets [line items]
Cash payment	2,280,000	2,280,000
Equity issued	1,520,000	1,520,000
Deferred equity consideration	1,331,288	1,331,288
Present value of provision for deferred cash consideration	1,688,000	2,061,000
Total	£ 6,819,288	£ 7,192,288